LICENSE CONTENT ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Term of license content asset	2 years		2 years
License content asset - current	$ 420,789		$ 850,263	$ 454,000
License content asset - non current	36,797		365,360	246,280
License content liability	50,250		985,000
License content liability - current	50,250		985,000	454,000
License content liability - non current	0		0	$ 227,000
Payments for license content liabilities	853,500		699,000
Additions to license content liabilities			47,500
Amortization expense	933,036	$ 783,567
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	56,222
Payable in 2022	19,000		581,000
Payable in 2023	$ 31,250		404,000
License content asset
Impairment of license asset			2,260,799
Additions to license content assets			47,500
Useful life	2 years
Amortization expense, 2022	$ 436,346		1,058,773
Amortization expense, 2023	$ 21,240		$ 156,849